Long-term Debt - Additional Information (Details) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended
	Mar. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Aug. 31, 2019 USD ($)	Oct. 07, 2019 USD ($)
Debt Instrument [Line Items]
Repayments of debt				$ 366,116	$ 108,722
ING $100,600 Facility
Debt Instrument [Line Items]
Initiation date				Mar. 28, 2019
Line of Credit Facility, Increase				$ 52,800
Number of loan tranches				4
Vessels provided as collateral				The ING $100,600 Facility is also secured by a first priority mortgage on the vessels Star Magnanimus and Star Alessia.
ING $100,600 Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down	$ 32,100
Number of installments				28
Frequency of payments				quarterly
Repayment installment				$ 535
Balloon installment				$ 17,120
Repayment period				7 years
ING $100,600 Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down		$ 17,400
Number of installments				28
Frequency of payments				quarterly
Repayment installment				$ 311
Balloon installment				$ 8,700
Repayment period				7 years
ING $100,600 Facility | First Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description				The first two tranches were used to refinance the outstanding amounts under the lease agreements of the Star Magnanimus and the Star Alessia.
ING $100,600 Facility | Tranche C
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,400
Amount drawn down			$ 1,400
ING $100,600 Facility | Tranche D
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,400
ING $100,600 Facility | Remaining Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description				The remaining two tranches will be used to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and the Star Alessia.
Number of installments				16
Frequency of payments				quarterly
Citibank $62,600 Facility
Debt Instrument [Line Items]
Initiation date				May 08, 2019
Amount drawn down			$ 62,563
Line of credit facility, description				The Citibank $62,600 Facility was used together with cash on hand to refinance the outstanding amounts under the lease agreements of the Star Virgo and the Star Marisa.
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 1,298
Balloon installment				$ 36,611
Expiration date				May 31, 2024
Vessels provided as collateral				The Citibank $62,600 Facility is secured by a first priority mortgage on the vessels Star Virgo and Star Marisa.
CTBC Facility
Debt Instrument [Line Items]
Initiation date				May 24, 2019
Maximum borrowing capacity				$ 35,000
Line of credit facility, description				The CTBC Facility was used to refinance the outstanding amount under the lease agreement of the ABOY Karlie.
Number of installments				20
Frequency of payments				quarterly
Repayment installment				$ 730
Balloon installment				$ 20,400
Expiration date				May 31, 2024
Vessels provided as collateral				The CTBC Facility is secured by a first priority mortgage on the vessel ABOY Karlie.
NTT Facility
Debt Instrument [Line Items]
Initiation date				Jul. 31, 2019
Maximum borrowing capacity				$ 17,500
Line of credit facility, description				The NTT Facility was used to refinance the outstanding loan amount of $11,161 of the Star Aquarius under the "NIBC $32,000 Facility".
Number of installments				27
Frequency of payments				quarterly
Repayment installment				$ 313
Balloon installment				$ 9,063
Expiration date				Aug. 31, 2026
Vessels provided as collateral				The NTT Facility is secured by a first priority mortgage on the Star Aquarius.
NTT Facility | Subsequent Event
Debt Instrument [Line Items]
Amount drawn down						$ 17,500
NIBC $32,000 Facility | Subsequent Event
Debt Instrument [Line Items]
Repayments of debt						$ 11,161
CEXIM $106,470 Facility
Debt Instrument [Line Items]
Initiation date				Sep. 23, 2019
Maximum borrowing capacity				$ 106,470
Number of loan tranches				3
Line of credit facility, description				The CEXIM $106,470 Facility will be used to finance the outstanding amounts under the lease agreements of the Katie K, the Debbie H and the Star Ayesha.
Vessels provided as collateral				The CEXIM $106,470 Facility will be secured by first priority mortgages on the vessels Katie K, Debbie H and Star Ayesha.
CEXIM $106,470 Facility | Tranche A
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 35,490
Maturity date				10 years after its drawndown date
CEXIM $106,470 Facility | Tranche B
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 35,490
Maturity date				10 years after its drawndown date
CEXIM $106,470 Facility | Tranche C
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 35,490
Maturity date				10 years after its drawndown date
DNB $310,000 Facility
Debt Instrument [Line Items]
Amount drawn down				$ 9,385
DNB $310,000 Facility | Subsequent Event
Debt Instrument [Line Items]
Amount drawn down							$ 24,750
Scrubber equipment
Debt Instrument [Line Items]
Remaining borrowing capacity				$ 112,321